Schedule I, Condensed Financial Statements, of condensed income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from [Abstract]
Total income	$ 1,008,381	$ 971,797	$ 790,881
Expenses [Abstract]
Other operating expenses	(284,461)	(260,318)	(224,828)
Profit/(loss) before income tax	14,950	3,333	(174,396)
Income tax benefits/(expense)	(119,837)	(1,666)	(23,790)
Profit/(loss) for the year attributable to the Company	(111,804)	(4,855)	(209,005)
Parent Company [Member]
Income from [Abstract]
Services	123,944	114,653	65,170
Other financial income	17,419	8	194
Total income	141,363	114,661	65,364
Expenses [Abstract]
Other operating expenses	(21,173)	(26,132)	(10,005)
Interest	(46,292)	(35,615)	(27,783)
Other financial expenses	(21,333)	(21,651)	(246,982)
Total expenses	(88,798)	(83,398)	(284,770)
Profit/(loss) before income tax	52,565	31,263	(219,406)
Income tax benefits/(expense)	0	0	(209)
Profit/(loss) for the year attributable to the Company	$ 52,565	$ 31,263	$ (219,615)